INTANGIBLE ASSETS - Future Estimated Amortization Expense (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Fiscal Years:
2019	$ 115
2020	102
2021	102
2022	101
2023	101
Thereafter	468
Total	$ 989	$ 1,104